Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of Research Expenses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	[1]	$ 3,148	$ 4,494	$ 2,864
Subcontractors		2,833	4,054	6,323
Depreciation and amortization		396	571	396
Cost of materials		785	572	347
Other research and development expenses		305	490	326
Total Research and development		$ 7,467	$ 10,181	$ 10,256

[1]	The salary costs for the year ended December 31,2022 includes one time payment of $205 derived from termination agreement with the CMO of the company.